UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (39.9%)
	Consumer Discretionary (7.5%)
	American Axle & Manufacturing, Inc.^
1,550,000	6.625%, 10/15/22	$1,640,094
450,000	6.250%, 03/15/21	475,594
1,650,000	Bon-Ton Department Stores, Inc.^* 8.000%, 06/15/21	1,703,625
110,000	Brookfield Residential Properties, Inc.* 6.125%, 07/01/22	113,094
180,000	Claire’s Stores, Inc.^* 7.750%, 06/01/20	182,362
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	589,360
4,180,000	Dana Holding Corp.^µ 6.750%, 02/15/21	4,493,500
	DISH Network Corp.µ
1,520,000	5.875%, 07/15/22	1,518,100
1,480,000	5.125%, 05/01/20*	1,460,575
430,000	7.875%, 09/01/19	491,006
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	923,625
	Goodyear Tire & Rubber Company^µ
4,714,000	8.250%, 08/15/20	5,267,895
1,000,000	7.000%, 05/15/22	1,066,875
720,000	Icahn Enterprises, LP* 6.000%, 08/01/20	719,100
	Jaguar Land Rover Automotive, PLC*µ
4,000,000	8.125%, 05/15/21	4,475,000
600,000	5.625%, 02/01/23	594,750
2,000,000	L Brands, Inc.µ 6.950%, 03/01/33	2,006,250
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,200,000
	Meritage Homes Corp.µ
1,812,000	7.000%, 04/01/22	1,996,597
800,000	7.150%, 04/15/20	885,500
2,000,000	MGM Resorts Internationalµ 7.500%, 06/01/16	2,217,500
1,400,000	Outerwall, Inc.* 6.000%, 03/15/19	1,424,500
330,000	Quiksilver, Inc.* 7.875%, 08/01/18	345,469
1,940,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	2,126,725
960,000	Ryland Group, Inc.µ 5.375%, 10/01/22	918,000
200,000	Sally Holdings, LLCµ 5.750%, 06/01/22	208,750
	Service Corp. International
1,120,000	5.375%, 01/15/22*	1,134,000
1,000,000	8.000%, 11/15/21µ	1,161,875
41,000	Wolverine World Wide, Inc.*µ 6.125%, 10/15/20	42,999

		42,382,720

	Consumer Staples (1.1%)
550,000	Elizabeth Arden, Inc.µ 7.375%, 03/15/21	598,812

PRINCIPAL AMOUNT			VALUE

		Post Holdings, Inc.
4,963,000		7.375%, 02/15/22µ	$5,341,429
130,000		7.375%, 02/15/22*	139,344

			6,079,585

		Energy (9.3%)
4,500,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	784,644
1,776,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	1,896,990
1,500,000		Berry Petroleum Company 6.375%, 09/15/22	1,526,250
749,000		Bristow Group, Inc. 6.250%, 10/15/22	787,854
2,500,000		Calfrac Holdings, LP* 7.500%, 12/01/20	2,529,687
		Calumet Specialty Products, LP
3,000,000		9.375%, 05/01/19	3,286,250
500,000		9.625%, 08/01/20	556,250
		Carrizo Oil & Gas, Inc.
2,500,000		8.625%, 10/15/18	2,734,375
750,000		7.500%, 09/15/20^	787,500
2,000,000		Cimarex Energy Company 5.875%, 05/01/22	2,080,000
1,200,000		Drill Rigs Holdings, Inc.^*µ 6.500%, 10/01/17	1,214,250
3,000,000		Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	3,088,125
1,000,000		Holly Energy Partners, LPµ 6.500%, 03/01/20	1,049,375
800,000		Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	820,000
		Linn Energy, LLCµ
3,000,000		7.750%, 02/01/21	3,035,625
1,000,000		6.250%, 11/01/19*	941,250
		Oasis Petroleum, Inc.µ
1,940,000		6.500%, 11/01/21	2,060,038
1,250,000		6.875%, 01/15/23	1,336,719
1,410,000		Pacific Drilling, SA* 5.375%, 06/01/20	1,384,444
800,000		Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	881,000
880,000		Pioneer Energy Services Corp.µ 9.875%, 03/15/18	953,700
3,500,000		Samson Investment Company*µ 9.750%, 02/15/20	3,716,562
4,000,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,280,000
2,000,000		SESI, LLCµ 7.125%, 12/15/21	2,181,250
1,200,000		Swift Energy Companyµ 8.875%, 01/15/20	1,263,750
		Tesoro Logistics, LP*
900,000		5.875%, 10/01/20^µ	910,125
600,000		6.125%, 10/15/21	603,750
750,000		Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	797,813
4,500,000		W&T Offshore, Inc.µ 8.500%, 06/15/19	4,767,187
700,000		Western Refining, Inc. 6.250%, 04/01/21	689,500

			52,944,263

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (1.8%)
2,335,000	AON Corp. 8.205%, 01/01/27	$2,903,211
1,200,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	1,215,000
4,000,000	Neuberger Berman Group LLC*µ 5.875%, 03/15/22	4,180,000
	Nuveen Investments, Inc.*
550,000	9.500%, 10/15/20^µ	553,781
550,000	9.125%, 10/15/17	556,187
1,070,000	Omega Healthcare Investors, Inc.µ 5.875%, 03/15/24	1,104,775

		10,512,954

	Health Care (3.5%)
2,000,000	Alere, Inc.^* 6.500%, 06/15/20	2,048,750
4,000,000	Community Health Systems, Inc. 7.125%, 07/15/20	4,102,500
2,000,000	Endo Health Solutions, Inc.µ 7.000%, 07/15/19	2,107,500
2,520,000	Hologic, Inc.µ 6.250%, 08/01/20	2,683,800
4,000,000	Teleflex, Inc.µ 6.875%, 06/01/19	4,242,500
	Valeant Pharmaceuticals International, Inc.*µ
1,400,000	7.250%, 07/15/22	1,497,125
1,300,000	7.000%, 10/01/20	1,386,938
	VPII Escrow Corp.*
1,200,000	7.500%, 07/15/21	1,295,250
600,000	6.750%, 08/15/18	636,000

		20,000,363

	Industrials (4.6%)
1,935,000	ACCO Brands Corp.^ 6.750%, 04/30/20	1,988,212
3,300,000	Belden, Inc.* 5.500%, 09/01/22	3,273,187
1,300,000	Deluxe Corp. 6.000%, 11/15/20	1,356,875
688,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	731,860
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,646,663
980,000	Meritor, Inc. 6.750%, 06/15/21	975,713
1,800,000	Navistar International Corp.^µ 8.250%, 11/01/21	1,839,375
3,000,000	Rexel, SA*µ 6.125%, 12/15/19	3,131,250
1,120,000	RR Donnelley & Sons Company^µ 7.875%, 03/15/21	1,207,500
	Terex Corp.µ
1,540,000	6.500%, 04/01/20^	1,622,775
1,020,000	6.000%, 05/15/21	1,050,600
450,000	Titan International, Inc.*µ 7.875%, 10/01/17	478,406
837,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	893,498
1,400,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	1,423,625

PRINCIPAL AMOUNT		VALUE

4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	$4,482,500

		26,102,039

	Information Technology (4.6%)
	Amkor Technology, Inc.
1,100,000	6.375%, 10/01/22*	1,099,313
800,000	6.375%, 10/01/22^	799,500
707,000	6.625%, 06/01/21^	714,070
840,000	Audatex North America, Inc.* 6.000%, 06/15/21	862,575
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,175,000
4,337,000	iGATE Corp.^µ 9.000%, 05/01/16	4,686,671
2,500,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	2,451,562
1,000,000	NXP BV* 5.750%, 03/15/23	1,021,250
3,500,000	Sanmina Corp.*µ 7.000%, 05/15/19	3,692,500
	Seagate Technology, PLC
2,000,000	7.000%, 11/01/21	2,186,250
1,500,000	4.750%, 06/01/23^*µ	1,432,500
325,000	6.875%, 05/01/20	355,469
1,210,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	1,258,400
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,206,250

		25,941,310

	Materials (3.3%)
400,000	Ardagh Packaging Finance, PLC* 7.000%, 11/15/20	397,000
4,500,000	FMG Resources^*µ 8.250%, 11/01/19	4,775,625
	FQM (Akubra), Inc.*
900,000	8.750%, 06/01/20µ	945,000
350,000	7.500%, 06/01/21	351,094
1,000,000	INEOS Group Holdings, SA*µ 6.125%, 08/15/18	978,750
	New Gold, Inc.*µ
3,000,000	7.000%, 04/15/20	3,060,000
750,000	6.250%, 11/15/22	713,906
	Sealed Air Corp.*µ
1,290,000	8.125%, 09/15/19	1,439,963
530,000	5.250%, 04/01/23	517,081
	Steel Dynamics, Inc.*
941,000	6.125%, 08/15/19	999,224
500,000	5.250%, 04/15/23µ	494,375
450,000	6.375%, 08/15/22	475,594
1,730,000	Trinseo Op/ Trinseo Finance, Inc.^*µ 8.750%, 02/01/19	1,721,350
1,635,000	United States Steel Corp.^µ 6.875%, 04/01/21	1,622,737

		18,491,699

	Telecommunication Services (1.9%)
2,000,000	Brightstar Corp.* 7.250%, 08/01/18	1,990,000
1,563,000	Frontier Communications Corp.µ 7.625%, 04/15/24	1,587,422
3,260,000	Intelsat, SA* 7.750%, 06/01/21	3,441,337

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

220,000		8.125%, 06/01/23	$237,188
		MetroPCS Wireless, Inc.*µ
3,230,000		6.625%, 04/01/23	3,308,731
400,000		6.250%, 04/01/21	410,000

			10,974,678

		Utilities (2.3%)
1,050,000		AES Corp. 7.375%, 07/01/21	1,191,750
5,500,000		AmeriGas Finance Corp.^ 7.000%, 05/20/22	5,898,750
		Calpine Corp.*
4,500,000		7.875%, 01/15/23	4,921,875
981,000		7.500%, 02/15/21	1,055,801

			13,068,176

		TOTAL CORPORATE BONDS (Cost $218,392,254)	226,497,787

CONVERTIBLE BONDS (19.6%)
		Consumer Discretionary (3.3%)
164,000		Iconix Brand Group, Inc. 2.500%, 06/01/16	200,247
		Jarden Corp.*
1,900,000		1.500%, 06/15/19	1,945,990
1,500,000		1.875%, 09/15/18^µ	1,772,445
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	4,523,860
4,953,000		MGM Resorts Internationalµ 4.250%, 04/15/15	5,806,699
670,000		Standard Pacific Corp.µ 1.250%, 08/01/32	842,883
2,300,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	3,479,697

			18,571,821

		Energy (2.6%)
3,115,700	EUR	CGGVeritas 1.750%, 01/01/16	1,193,347
2,000,000		Chesapeake Energy Corp. 2.750%, 11/15/35	2,024,900
1,450,000		Exterran Holdings, Inc.µ 4.250%, 06/15/14	2,062,937
800,000		Hornbeck Offshore Services, Inc.µ‡ 1.625%, 11/15/26	915,148
1,000,000		Newpark Resources, Inc.~ 4.000%, 10/01/17	1,315,930
3,100,000		Subsea 7, SAµ 2.250%, 10/11/13	3,143,278
		Technip, SAµ
1,950,000	EUR	0.500%, 01/01/16	2,555,961
1,150,000	EUR	0.250%, 01/01/17	1,676,294

			14,887,795

		Financials (2.9%)
1,000,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	1,430,580
		Ares Capital Corp.
2,300,000		4.750%, 01/15/18*	2,387,147
1,278,000		5.750%, 02/01/16	1,392,816

PRINCIPAL AMOUNT			VALUE

1,100,000		IAS Operating Partnership, LP* 5.000%, 03/15/18	$1,021,779
		Industrivarden, AB
3,700,000	EUR	1.875%, 02/27/17	5,343,446
1,050,000	EUR	2.500%, 02/27/15	1,767,832
1,500,000		ProLogis, LPµ 3.250%, 03/15/15	1,739,602
1,000,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	1,058,380

			16,141,582

		Health Care (3.3%)
17,460,000	SEK	Elekta, AB 2.750%, 04/25/17	3,566,709
1,500,000		Hologic, Inc.µ‡ 2.000%, 12/15/37	1,778,077
2,000,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	2,200,810
424,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	466,548
1,600,000		Salix Pharmaceuticals, Ltd.µ 1.500%, 03/15/19	2,064,872
3,150,000		Shire, PLC 2.750%, 05/09/14	3,707,613
3,800,000		WellPoint, Inc.^*µ 2.750%, 10/15/42	4,975,587

			18,760,216

		Industrials (1.8%)
593,000		Air Lease Corp. 3.875%, 12/01/18	746,154
4,800,000	EUR	Deutsche Post, AG^ 0.600%, 12/06/19	7,714,249
1,500,000		Trinity Industries, Inc. 3.875%, 06/01/36	1,749,525

			10,209,928

		Information Technology (4.8%)
3,200,000	EUR	Cap Gemini, SAµ 3.500%, 01/01/14	1,806,764
3,000,000		Ciena Corp.* 3.750%, 10/15/18	4,039,770
1,900,000		Concur Technologies, Inc.* 0.500%, 06/15/18	1,990,658
1,000,000		Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	1,068,950
1,500,000		Mentor Graphics Corp.µ 4.000%, 04/01/31	1,843,605
1,900,000		Netsuite, Inc.* 0.250%, 06/01/18	1,987,960
300,000		Photronics, Inc.µ 3.250%, 04/01/16	325,626
3,800,000		Salesforce.com, Inc.*µ 0.250%, 04/01/18	3,789,455
4,900,000		SK Hynix, Inc. 2.650%, 05/14/15	5,331,482
2,800,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	2,950,724
		Workday, Inc.*
1,000,000		1.500%, 07/15/20	1,054,330
1,000,000		0.750%, 07/15/18	1,053,805

			27,243,129

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (0.3%)
1,550,000	Cemex SAB de CV 4.875%, 03/15/15	$1,866,084

	Telecommunication Services (0.6%)
3,300,000	Billion Express Investments, Ltd. 0.750%, 10/18/15	3,387,318

	TOTAL CONVERTIBLE BONDS (Cost $105,562,944)	111,067,873

U.S. GOVERNMENT AND AGENCY SECURITY (0.5%)
2,800,000	United States Treasury Note~ 1.750%, 01/31/14 (Cost $2,821,904)	2,823,297

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.6%)
	Consumer Discretionary (1.0%)
110,482	General Motors Company 4.750%	5,517,471

	Consumer Staples (0.3%)
16,750	Bunge, Ltd. 4.875%	1,771,313

	Energy (1.2%)
	Chesapeake Energy Corp.*
5,006	5.750%	5,368,935
1,500	5.750%^	1,653,187

		7,022,122

	Financials (1.3%)
65,000	Affiliated Managers Group, Inc. 5.150%	3,745,625
13,600	MetLife, Inc.µ 5.000%	776,016
1,600	Wells Fargo & Companyµ 7.500%	1,860,800
23,333	Weyerhaeuser Company^µ 6.375%	1,211,566

		7,594,007

	Industrials (2.0%)
14,800	Genesee & Wyoming, Inc. 5.000%	1,842,452
148,500	United Technologies Corp.^µ 7.500%	9,523,305

		11,365,757

	Telecommunication Services (0.5%)
43,000	Intelsat, SA 5.750%	2,538,290

	Utilities (0.3%)
32,000	NextEra Energy, Inc.µ 5.599%	1,881,600

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,852,237)	37,690,560

NUMBER OF SHARES			VALUE

COMMON STOCKS (68.2%)
		Consumer Discretionary (6.6%)
10,500		Amazon.com, Inc.#	$3,162,810
38,500		Carnival Corp.	1,425,655
28,000		Comcast Corp. - Class A~	1,262,240
27,500	CHF	Compagnie Financière Richemont, SA	2,690,122
7,800		Delphi Automotive, PLC	419,016
100,000		Ford Motor Company^µ	1,688,000
400,000	AUD	Harvey Norman Holdings, Ltd.µ	955,458
14,800		Home Depot, Inc.µ	1,169,644
13,500		Las Vegas Sands Corp.µ	750,195
10,800		McDonald’s Corp.µ	1,059,264
14,600		Nike, Inc. - Class Bµ	918,632
83,000	JPY	Panasonic Corp.#	736,324
9,000	EUR	Porsche Automobil Holding, SEµ	763,081
1,100		Priceline.com, Inc.µ#	963,237
30,000		Starbucks Corp.µ	2,137,200
11,050	CHF	Swatch Group, AG	6,566,487
15,000		TJX Companies, Inc.µ	780,600
63,000	JPY	Toyota Motor Corp.	3,833,593
46,800		Walt Disney Companyµ	3,025,620
9,000		Whirlpool Corp.	1,205,460
120,000	GBP	WPP, PLC	2,166,493

			37,679,131

		Consumer Staples (7.3%)
77,800		Coca-Cola Company	3,118,224
137,000	BRL	Companhia de Bebidas das Americas	5,165,087
25,000		Costco Wholesale Corp.µ	2,932,250
106,500	EUR	Danone, SA	8,434,327
160,500	CHF	Nestlé, SA	10,863,066
11,000		Philip Morris International, Inc.µ	980,980
60,000	GBP	SABMiller, PLC	2,940,945
59,000	SEK	Swedish Match, AB	2,206,680
42,000		Wal-Mart Stores, Inc.µ	3,273,480
31,000		Walgreen Company^µ	1,557,750

			41,472,789

		Energy (7.4%)
875,000	GBP	BP, PLC	6,045,225
10,300		Cameron International Corp.#	610,790
19,500		Chevron Corp.	2,454,855
40,000		ConocoPhillipsµ	2,594,400
23,500		Devon Energy Corp.µ	1,292,735
95,000	EUR	ENI, S.p.A.µ	2,098,278
180,000	CAD	Ensign Energy Services, Inc.	3,131,730
10,500		EOG Resources, Inc.µ	1,527,645
40,500		Exxon Mobil Corp.µ	3,796,875
24,000		Noble Corp.µ	916,800
57,500	NOK	Petroleum Geo-Services, ASA	772,766
20,000		Phillips 66µ	1,230,000
82,300	GBP	Royal Dutch Shell, PLCµ	2,808,174
33,300		Schlumberger, Ltd.µ	2,708,289
73,000	CAD	Suncor Energy, Inc.µ	2,307,059
34,000	EUR	Technip, SA^	3,751,509
74,000	EUR	TOTAL, SA	3,943,345

			41,990,475

		Financials (9.2%)
440,000	GBP	Aberdeen Asset Management, PLC	2,575,310
320,000	HKD	AIA Group, Ltd.	1,514,668

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

20,500		Allstate Corp.	$1,045,090
9,900		American Express Company	730,323
4,000		American International Group, Inc.#	182,040
95,000	AUD	ASX, Ltd.	2,971,840
105,000		Bank of America Corp.	1,533,000
41,000		Bank of New York Mellon Corp.	1,289,450
72,000		Blackstone Group, LP	1,623,600
65,080		Citigroup, Inc.	3,393,271
150,000	SGD	DBS Group Holdings, Ltd.	1,968,439
29,000	EUR	Deutsche Böerse, AGµ	2,054,501
15,500		Discover Financial Services	767,405
15,900		Franklin Resources, Inc.µ	777,192
11,600		Goldman Sachs Group, Inc.µ	1,902,748
19,000		Hartford Financial Services Group, Inc.µ	586,340
256,750	GBP	HSBC Holdings, PLC	2,914,999
4,400		IntercontinentalExchange, Inc.^µ#	802,780
77,500		JPMorgan Chase & Companyµ	4,319,075
80,000	CHF	Julius Baer Group, Ltd.#	3,641,517
99,000		Manulife Financial Corp.µ	1,743,390
25,598		MetLife, Inc.µ	1,239,455
53,500		Och-Ziff Capital Management Group, LLC - Class A	604,550
98,000	CAD	Power Financial Corp.µ	3,077,110
8,500		Prudential Financial, Inc.µ	671,245
29,000		T. Rowe Price Group, Inc.µ	2,181,960
88,000		Wells Fargo & Companyµ	3,828,000
8,300	CHF	Zurich Insurance Group, AGµ#	2,235,757

			52,175,055

		Health Care (8.1%)
17,000		Abbott Laboratories	622,710
17,000		AbbVie, Inc.	773,160
22,000		Amgen, Inc.	2,382,380
8,100		Celgene Corp.#	1,189,566
52,700		Covidien, PLC	3,247,901
34,250		Eli Lilly and Companyµ	1,819,018
28,400		Gilead Sciences, Inc.^µ#	1,745,180
26,700		Johnson & Johnsonµ	2,496,450
42,000		Medtronic, Inc.µ	2,320,080
34,000		Merck & Company, Inc.µ	1,637,780
98,700	CHF	Novartis, AG	7,095,230
54,725	DKK	Novo Nordisk, A/S - Class Bµ	9,284,973
121,800		Pfizer, Inc.^µ	3,560,214
25,000	CHF	Roche Holding, AGµ	6,152,225
18,000		WellPoint, Inc.	1,540,080

			45,866,947

		Industrials (8.2%)
270,000	CHF	ABB, Ltd.µ#	5,952,403
54,000	EUR	ALSTOM^	1,827,264
610,000	GBP	BAE Systems, PLC	4,136,864
35,000	EUR	Bouygues, SA^	1,024,868
12,700		Caterpillar, Inc.^	1,052,957
37,300		Eaton Corp., PLC	2,571,835
11,000		Fortune Brands Home & Security, Inc.^µ	454,410
242,500		General Electric Companyµ	5,909,725
41,000		Honeywell International, Inc.µ	3,402,180
75,000	JPY	Komatsu, Ltd.	1,669,761
160,100	EUR	Koninklijke Philips Electronics, NVµ	5,119,825
47,000	EUR	Krones, AG	3,967,172
14,000	EUR	Nexans, SAµ	745,214
63,500	EUR	Siemens, AGµ	6,974,284

NUMBER OF SHARES			VALUE

5,000		Union Pacific Corp.µ	$792,950
8,300		United Technologies Corp.µ	876,231

			46,477,943

		Information Technology (12.4%)
96,850		Accenture, PLC - Class Aµ	7,148,499
18,300		Apple, Inc.	8,280,750
60,000	JPY	Canon, Inc.µ	1,850,650
29,500	EUR	Cap Gemini, SA	1,613,467
61,000		eBay, Inc.µ#	3,153,090
6,250		Google, Inc.µ#	5,547,500
27,000		Infosys, Ltd.^µ	1,341,360
435,000	SEK	LM Ericsson Telephone Company	5,141,837
85,000	CHF	Logitech International, SAµ	604,063
2,000		MasterCard, Inc. - Class Aµ	1,221,220
75,000		Microsoft Corp.µ	2,387,250
6,428		Motorola Solutions, Inc.µ	352,447
20,400	JPY	Nintendo Company, Ltd.µ	2,599,128
580,000	EUR	Nokia, OYJ^#	2,292,989
31,600		Oracle Corp.µ	1,022,260
12,500		QUALCOMM, Inc.µ	806,875
16,000		Salesforce.com, Inc.^µ#	700,000
4,386	KRW	Samsung Electronics Company, Ltd.	4,997,923
138,300	EUR	SAP, AG	10,133,444
42,900	EUR	Software, AG	1,304,308
75,000		Symantec Corp.µ	2,001,000
1,337,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,546,721
39,000	HKD	Tencent Holdings, Ltd.	1,765,453

			70,812,234

		Materials (4.6%)
64,000	GBP	Anglo American, PLC	1,372,840
154,000	CAD	Barrick Gold Corp.	2,548,924
13,500		Cliffs Natural Resources, Inc.^	263,385
41,000		Dow Chemical Companyµ	1,436,640
135,000	CAD	Goldcorp, Inc.µ	3,807,760
10,000		Mosaic Companyµ	410,900
160,000	AUD	Newcrest Mining Ltd.µ	1,762,380
51,000	GBP	Rio Tinto, PLC	2,295,015
15,000	CHF	Syngenta, AGµ	5,931,179
280,000	CAD	Yamana Gold, Inc.µ	2,925,129
77,000	NOK	Yara International, ASAµ	3,455,574

			26,209,726

		Telecommunication Services (4.0%)
187,000		América Móvil, SAB de CV	3,923,260
145,000		AT&T, Inc.	5,114,150
810,000	HKD	China Unicom Hong Kong, Ltd.^	1,191,944
29,400	JPY	KDDI Corp.	1,626,677
96,000	EUR	Orange, SAµ	946,853
17,500	KRW	SK Telecom Company, Ltd.	3,428,791
2,157,000	GBP	Vodafone Group, PLCµ	6,460,382

			22,692,057

		Utilities (0.4%)
10,500		Exelon Corp.µ	321,195
45,801	EUR	GDF Suezµ	960,645
29,000	EUR	RWE, AGµ	873,461

			2,155,301

		TOTAL COMMON STOCKS (Cost $458,072,274)	387,531,658

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTION (0.1%)#
	Health Care (0.1%)
60	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00 (Cost $476,008)	$488,100

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (5.5%)
31,473,466	Fidelity Prime Money Market Fund - Institutional Class (Cost $31,473,466)	31,473,466

TOTAL INVESTMENTS (140.4%) (Cost $851,651,087)		797,572,741

LIABILITIES, LESS OTHER ASSETS (-40.4%)		(229,660,857)

NET ASSETS (100.0%)		$567,911,884

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-0.9%)#
	Consumer Discretionary (-0.1%)
(36,000)	MGM Resorts International	(587,160)

	Energy (-0.1%)
(57,827)	Newpark Resources, Inc.	(661,541)

	Health Care (-0.2%)
(15,100)	LifePoint Hospitals, Inc.	(742,316)

	Information Technology (-0.5%)
(92,500)	Ciena Corp.	(2,040,550)
(40,000)	Mentor Graphics Corp.	(821,200)
(13,220)	Photronics, Inc.	(101,133)

		(2,962,883)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,471,329)	(4,953,900)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $477,818,961. $108,692,159 of the collateral has been re-registered by the counterparty, BNP (see Note 4 — Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,130,983.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.535% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(1,365,306)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	34,000,000	(218,388)

					$(1,583,694)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$537,208,388	67.8%
European Monetary Unit	84,366,425	10.6%
Swiss Franc	51,732,049	6.5%
British Pound Sterling	33,716,247	4.3%
Canadian Dollar	17,797,712	2.2%
Japanese Yen	12,316,133	1.6%
Swedish Krona	10,915,226	1.4%
Danish Krone	9,284,973	1.2%
South Korean Won	8,426,714	1.1%
Australian Dollar	5,689,678	0.7%
Brazilian Real	5,165,087	0.6%
Norwegian Krone	5,012,984	0.6%
New Taiwanese Dollar	4,546,721	0.6%
Hong Kong Dollar	4,472,065	0.6%
Singapore Dollar	1,968,439	0.2%

Total Investments Net of Common Stocks Sold Short	$792,618,841	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:

Cost basis of investments	$858,167,588

Gross unrealized appreciation	64,958,239
Gross unrealized depreciation	(125,553,086)

Net unrealized appreciation (depreciation)	$(60,594,847)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $255.0 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $255.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2013, the average borrowings under the Agreements were $162.6 million. For the period ended July 31, 2013, the average interest rate was 0.96%. As of July 31, 2013, the amount of total outstanding borrowings was $156.3 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2013 was 0.92%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2013, the Fund used approximately $73.7 million of its cash collateral to offset the SSB Agreement, representing 9.2% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

NOTE 5 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$226,497,787	$—	$226,497,787
Convertible Bonds		111,067,873		111,067,873
U.S. Government and Agency Security		2,823,297		2,823,297
Convertible Preferred Stocks	22,058,334	15,632,226		37,690,560
Common Stocks	184,972,947	202,558,711		387,531,658
Purchased Option	488,100			488,100
Short Term Investment	31,473,466			31,473,466

Total	$238,992,847	$558,579,894	$—	$797,572,741

Liabilities:
Common Stocks Sold Short	$4,953,900	$—	$—	$4,953,900
Interest Rate Swaps		1,583,694		1,583,694

Total	$4,953,900	$1,583,694	$—	$6,537,594

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2013